Revenue - Summary of Revenue Recognized (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Telecommunications business	$ 6,889	$ 6,721	$ 6,660
Project business	5,072	4,474	5,290
Others	540	459	540
Contracts with customers revenue recognized	$ 12,501	$ 11,654	$ 12,490